UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)895-3011

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     01/28/2013

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:          $430,085
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- --------   ------ ------ ----
GANNETT CO (NYS)		COM	364730101	 13,639 	760749  SH 			Sole	N/A	Sole
EMC CORP/MASS [NYS]		COM	268648102	 16,771 	664600  SH 			Sole	N/A	Sole
INTEL CORP			COM	458140100	 13,183 	640721  SH 			Sole	N/A	Sole
PFIZER INC (NYS)		COM	717081103	 15,000 	597870  SH 			Sole	N/A	Sole
JP MORGAN CHASE & CO		COM	46625H100	 29,964 	684200  SH 			Sole	N/A	Sole
SKYWORKS SOLUTIONS INC		COM	83088M102	 8,160 	 	403000  SH 			Sole	N/A	Sole
BRISTOL-MYERS SQUIBB CO		COM	110122108	 14,124 	434987  SH 			Sole	N/A	Sole
CAMPBELL SOUP CO		COM	134429109	 13,019 	372988  SH 			Sole	N/A	Sole
PACCAR INC			COM	693718108	 15,878 	352791  SH 			Sole	N/A	Sole
MEADWESTVACO CORP		COM	583334107	 10,658 	335200  SH 			Sole	N/A	Sole
SWIFT TRANSPORTATION CO (NYS)	COM	87074U101	 2,991 	 	332600  SH 			Sole	N/A	Sole
GENERAL MILLS INC		COM	370334104	 15,056 	372348  SH 			Sole	N/A	Sole
ELI LILLY & CO			COM	532457108	 15,169 	308080  SH 			Sole	N/A	Sole
EMERSON ELECTRIC CO		COM	291011104	 15,688 	296877  SH 			Sole	N/A	Sole
INGERSOLL -RAND PLC		COM	G47791101	 10,492 	220030  SH 			Sole	N/A	Sole
DEVON ENERGY CORPORATION	COM	25179M103	 11,724 	226000  SH 			Sole	N/A	Sole
OCCIDENTAL PETROLEUM CORP	COM	674599105	 16,818 	220000  SH 			Sole	N/A	Sole
DEUTSCHE POST AG-REG [GER]	COM	25612S915	 4,707 	 	215000 	SH 			Sole	N/A	Sole
GENERAL DYNAMICS CORP		COM	369550108	 15,224 	220483  SH 			Sole	N/A	Sole
APACHE CORP			COM	37411105	 15,636 	200000  SH 			Sole	N/A	Sole
BP PLC- SPONS ADR (NYS)		COM	55622104	 8,307 	 	200000  SH 			Sole	N/A	Sole
MARKET VECTORS OIL SERVICE ETF	COM	57060U191	 7,685 	 	200000  SH 			Sole	N/A	Sole
JOHNSON CONTROLS INC		COM	478366107	 6,079 	 	199000  SH 			Sole	N/A	Sole
ROWAN COMPANIES PLC		COM	G7665A101	 6,055 	 	195000  SH 			Sole	N/A	Sole
DEERE & CO			COM	244199105	 15,234 	177000  SH 			Sole	N/A	Sole
WHITING PETROLEUM CORP		COM	966387102	 7,506 		175000  SH 			Sole	N/A	Sole
KELLOGG CO			COM	487836108	 9,633 		172591  SH 			Sole	N/A	Sole
CLOROX COMPANY (NYS)		COM	189054109	 12,464 	170133  SH 			Sole	N/A	Sole
PROCTER & GAMBLE CO		COM	742718109	 8,777 	 	129347  SH 			Sole	N/A	Sole
GENERAL ELECTRIC CO - NYS	COM	369604103	 2,715 	 	130000  SH 			Sole	N/A	Sole
F5 NETWORKS INC			COM	315616102	 12,544 	129300  SH 			Sole	N/A	Sole
CHEVRON CORP			COM	166764100	 13,823 	128078  SH 			Sole	N/A	Sole
STANLEY BLACK & DECKER INC	COM	854502101	 9,000 	 	122300  SH 			Sole	N/A	Sole
OWENS CORNING INC(NYS)		COM	690742101	 4,195 	 	113900  SH 			Sole	N/A	Sole
GENERAL CABLE CORP		COM	369300108	 3,025 	 	100250  SH 			Sole	N/A	Sole
UNITED RENTALS INC		COM	911363109	 4,350 	 	97400  	SH 			Sole	N/A	Sole
JOY GLOBAL INC			COM	481165108	 5,050 	 	80000  	SH 			Sole	N/A	Sole
RIO TINTO PLC-SPON ADR(NYS)	COM	767204100	 3,470 	 	60000  	SH 			Sole	N/A	Sole
KANSAS CITY SOUTHERN		COM	485170302	 4,780 	 	57500  	SH 			Sole	N/A	Sole
ATLAS AIR WORLDWIDE HOLDINGS	COM	49164205	 2,445 	 	55381  	SH 			Sole	N/A	Sole
MELLANOX TECHNOLOGIES LTD	COM	M51363113	 2,964 	 	50000  	SH 			Sole	N/A	Sole
HALLIBURTON CO - NYS		COM	406216101	 1,122 	 	32500  	SH 			Sole	N/A	Sole
CITRIX SYSTEMS INC [NSM]	COM	177376100	 1,968 	 	30000  	SH 			Sole	N/A	Sole
SCHLUMBERGER LTD - NYS		COM	806857108	 1,999 	 	29000  	SH 			Sole	N/A	Sole
BAKER HUGHES INC		COM	57224107	 994 	 	24500  	SH 			Sole	N/A	Sole
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